Other operating results net (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Results from commodity derivative financial instruments	$ (2,358)	$ (7,463)	$ 1,081
Result from disposal of subsidiaries and associates	0	141	(15)
Result from sale of property, plant and equipment	8	16	(2)
Donations	(159)	(300)	(251)
Lawsuits and other contingencies	(331)	(549)	(294)
Interest and allowances generated by operating assets	1,429	5,059	3,183
Administration fees	39	18	43
Others	607	(664)	355
Other operating results, net	$ (765)	$ (3,742)	$ 4,100